Depreciation, Amortisation and Impairment Costs - Summary of Depreciation Amortisation and Impairment Costs (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Depreciation Amortisation And Impairment Costs [Line Items]
Depreciation, amortisation and impairment costs	£ 1,076	£ 1,450	£ 1,512
Impairment of goodwill	57	209	194
Property, plant and equipment [member]
Depreciation Amortisation And Impairment Costs [Line Items]
Depreciation, amortisation and impairment costs	557	752	702
Other Trademarks and Similar Assets
Depreciation Amortisation And Impairment Costs [Line Items]
Depreciation, amortisation and impairment costs	333	360	508
Computer Software
Depreciation Amortisation And Impairment Costs [Line Items]
Depreciation, amortisation and impairment costs	£ 129	£ 129	£ 108